UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2088

Francis S.M. Chou, President
 Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2088

Date of fiscal year end:

DECEMBER 31
Chou Equity Opportunity Fund and Chou Income Opportunity Fund

Date of reporting period: July 1, 2010 - June 30, 2011

CHOU EQUITY OPPORTUNITY FUND

Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
UTStarcom, Inc.	UTSI	918076100	Dec. 13, 2010	01. Election of Director: Thomas J. Toy	Management	Y	For	For
				02. Ratify the Appointment of PriceWaterhouseCoopers Zhong Tian CPAs Limited Company as Independent Registered Public Accounting Firm.	Management	Y	For	For
ASTA Funding, Inc.	ASFI	046220109	Jan. 13, 2011	01. Election of Director: Gary Stern	Management	Y	For	For
				01. Election of Director: Arthur Stern	Management	Y	For	For
				01. Election of Director: Herman Badillo	Management	Y	For	For
				01. Election of Director: David Slackman	Management	Y	For	For
				01. Election of Director: Edward Celano	Management	Y	For	For
				01. Election of Director: Harvey Leibowitz	Management	Y	For	For
				01. Election of Director: Louis A. Piccolo	Management	Y	For	For
				02. Ratification of Grant Thornton LLP as Independent Registered Public Accounting Firm	Management	Y	For	For
Office Depot, Inc.	ODP	676220106	Apr. 21, 2011	01. Election of Director: Neil R. Austrian	Management	Y	For	For
				02. Election of Director: Justin Bateman	Management	Y	For	For
				03. Election of Director: Thomas J. Colligan	Management	Y	For	For
				04. Election of Director: Marsha J. Evans	Management	Y	For	For
				05. Election of Director: David I. Fuente	Management	Y	For	For
				06. Election of Director: Brenda J. Gaines	Management	Y	For	For
				07. Election of Director: Myra M. Hart	Management	Y	For	For
				08. Election of Director: W. Scott Hedrick	Management	Y	For	For
				09. Election of Director: Kathleen Mason	Management	Y	For	For
				10. Election of Director: James S. Rubin	Management	Y	Against	Against
				11. Election of Director: Raymond Svider	Management	Y	Against	Against
12. Ratification of appointment of Deloitte &
Touche LLP as the company's Independent Public
				Accountants.	Management	Y	For	For
				13. An advisory vote on executive compensation.	Management	Y	Against	Against
14. An advisory vote on the frequency of holding
				an advisory vote on executive compensation.	Management	Y	1 Year	For
15. To approve an amendment to our 2007
				long-term incentive plan.	Management	Y	For	For
16. A proposal from a shareholder recommending
that our board of directors amend the company's
Bylaws (and each appropriate document) to give
holders of 10% or more of the company's
outstanding common stock (or the lowest
percentage permited by law above 10%) the
				power to call a special shareholder meeting.	Shareholder	Y	For	Against
Sears Holdings Corpoation	SHLD	812350106	May 3, 2011	01. Election of Director: Louis J. D'Ambrosio	Management	Y	For	For
				01. Election of Director: William C. Kunkler, III	Management	Y	For	For
				01. Election of Director: Edward S. Lampert	Management	Y	For	For
				01. Election of Director: Steven T. Mnuchin	Management	Y	For	For
				01. Election of Director: Ann N. Reese	Management	Y	For	For
				01. Election of Director: Emily Scott	Management	Y	For	For
				01. Election of Director: Thomas J. Tisch	Management	Y	For	For
02. Advisory vote on the compensation of our
				named executive officers.	Management	Y	For	For
03. Advisory vote on the frequency of advisory
vote on the compensation of our named
				executive officers.	Management	Y	For	For
04. Ratify the appointment by the Audit Committee
of Deloitte & Touche LLP as the Company's
Independent Registered Public Accounting Firm for
				fiscal year 2011.	Management	Y	1 Year	For
05. Stockholder proposal to require disclosure
				regarding corporate political contributions.	Shareholder	Y	For	Against
Overstock.com, Inc.	OSTK	690370101	May 4, 2011	01. Election of Director: Allison H. Abraham	Management	Y	For	For
				01. Election of Director: Samuel A. Mitchell	Management	Y	For	For
				01. Election of Director: Stormy D. Simon	Management	Y	For	For
02. The ratification of the selection by the Audit
Committee of the Company's Board of Directors of
KPMG LLP as the Company's Independent
Registered Public Accounting Firm for the fiscal
				year ending December 31, 2011.	Management	Y	For	For
				03. Advisory vote on executive compension.	Management	Y	For	For
04. Advisory vote on the frequency of advisory
				stockholder votes on executive compensation.	Management	Y	3 Years	For
Sprint Nextel Corporation	S	852061100	May 10, 2011	01. Election of Director: Robert R. Bennett	Management	Y	For	For
				02. Election of Director: Gordon M. Bethune	Management	Y	For	For
				03. Election of Director: Larry C. Glasscock	Management	Y	For	For
				04. Election of Director: James H. Hance, JR.	Management	Y	For	For
				05. Election of Director: Daniel R. Hesse	Management	Y	For	For
				06. Election of Director: V. Janet Hill	Management	Y	For	For
				07. Election of Director: Frank Ianna	Management	Y	For	For
				08. Election of Director: Sven-Christer Nilsson	Management	Y	For	For
				09. Election of Director: William R. Nuti	Management	Y	For	For
				10. Election of Director: Rodney O'Neal	Management	Y	For	For
11. To ratify the appointment of KPMG LLP as the
Independent Registered Public Accounting Firm of
				Sprint Nextel for 2011.	Management	Y	For	For
12. To approve, by a non-binding advisory vote, our
				executive compensation.	Management	Y	For	For
13. To recommend, by a not-binding advisory vote,
the frequency of advisory votes on our executive
				compensation.	Management	Y	1 Year	For
14. To vote on a shareholder proposal concerning
				political contributions.	Shareholder	Y	Abstain	Against
15. To vote on a shareholder proposal concerning
				the retention of equity awards.	Shareholder	Y	Abstain	Against
16. To vote on a shareholder proposal requesting
				change to a voting requirement.	Shareholder	Y	Abstain	Against
Radioshack Corporation	RSH	750438103	May 19 2011	01. Election of Director: Frank J. Belatti	Management	Y	For	For
				02. Election of Director: Daniel R. Feehan	Management	Y	For	For
				03. Election of Director: James F. Gooch	Management	Y	For	For
				04. Election of Director: H. Eugene Lockhart	Management	Y	For	For
				05. Election of Director: Jack L. Messman	Management	Y	For	For
				06. Election of Director: Thomas G. Plaskett	Management	Y	For	For
				07. Election of Director: Edwina D. Woodbury	Management	Y	For	For
08. Ratification of the appointment of
Pricewaterhousecoopers LLP as Independent
Registered Public Accounting Firm of Radioshack
				Corporation to serve for the 2011 fiscal year.	Management	Y	For	For
09. To approve, by non-binding vote, executive
				compensation.	Management	Y	For	For
10. To approve, by non-binding vote, the frequency
				of executive compensation votes.	Management	Y	1 Year	For
Mannkind Corporation	MNKD	56400P201	June 2, 2011	01. Election of Director: Alfred E. Mann	Management	Y	For	For
				01. Election of Director: Hakan S. Edstrom	Management	Y	For	For
				01. Election of Director: Abraham E. Cohen	Management	Y	For	For
				01. Election of Director: Ronald Consiglio	Management	Y	For	For
				01. Election of Director: Michael Friedman	Management	Y	For	For
				01. Election of Director: Kent Kresa	Management	Y	For	For
				01. Election of Director: David H. Maccallum	Management	Y	For	For
				01. Election of Director: Henry L. Nordhoff	Management	Y	For	For
				01. Election of Director: James S. Shannon	Management	Y	For	For
02. To approve an amendment to Mannkind's
amended and restated certificate of
incorporation to increase the authorized number
of shares of common stock from 200,000,000
				shares to 250,000,000 shares.	Management	Y	For	For
03. To approve an amendment to Mannkind's
				2004 Equity Incentive Plan.	Management	Y	For	For
04. To approve , on an advisory basis, the
compensation of the named executive officers of
Mannkind, as disclosed in Mannkind's Proxy
				Statement for the Annual Meeting.	Management	Y	For	For
05. To indicate, on an advisory basis, the preferred
frequency of stockholder advisory vote on the
compensation of the named executive officers of
				Mannkind.	Management	Y	1 Year	For
06. To ratify the selection by the Audit Committee
of the Board of Directors of Deloitte & Touche LLP
as Independent Registered Public Accounting Firm
of Mannkind for its fiscal year ending December
				31, 2011.	Management	Y	For	For
Village Farms Intl Inc.	VFFIF	92707Y108	June 21, 2011	01. Please note that shareholders are allowed to
vote 'In Favor' or 'Abstain' only for resolution
				numbers "1.1 to 1.6 and 2". Thanks you.	Non-Voting
				02. Election of Director: Christopher Woodward	Management	Y	For	For
				03. Election of Director: Heinz Wehner	Management	Y	For	For
				04. Election of Director: John Henry	Management	Y	For	For
				05. Election of Director: John Mclernon	Management	Y	For	For
				06. Election of Director: Michael Degiglio	Management	Y	For	For
				07. Election of Director: David Holewinski	Management	Y	For	For
08. Appointment of Pricewaterhousecoopers LLP
as auditors of Village Farms International, Inc. for
the ensuing year and authorizing the directors to
				fix their renumeration.	Management	Y	For	For
UTStarcom, Inc.	UTSI	918076100	June 24, 2011	01. Election of Director: Jack Lu	Management	Y	For	For
				02. Election of Director: Baichuan Du	Management	Y	For	For
				03. Election of Director: Xiaoping Li	Management	Y	For	For
04. The ratification and approval of the
appointment of Pricewaterhousecoopers
Zhong Tian CPAs Limited Company as UTStarcom,
Inc.'s Independent Registered Public Accounting
				Firm for the fiscal year.	Management	Y	For	For
05. The approval of 2010 compensation awarded to
				named executive officers.	Management	Y	For	For
06. The frequency of future stockholder advisory
				votes regarding executive compensation.	Management	Y	1 Year	Against
07. The adoption of the agreement and plan of
merger and reorganization, entered into as of
April 25, 2011, by and among UTStarcom, Inc., a
Delaware Corporation, UTStarcom Holding Corp.,
a Cayman Islands Exempted Company and a
wholly-owned subsidiary of UTStarcom, Inc., and
UTSI Mergeco Inc.. All as more fully described in
				the Proxy Statement.	Management	Y	For	For

CHOU INCOME OPPORTUNITY FUND
Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
AbitibiBowater Inc.	ABH	003687209	June 9 2011	01. Election of Director: Richard B. Evans	Management	Y	For	For
				01. Election of Director: Richard D. Falconer	Management	Y	For	For
				01. Election of Director: Richard Garneau	Management	Y	For	For
				01. Election of Director: Jeffrey A. Hearn	Management	Y	For	For
				01. Election of Director: Alain Rheaume	Management	Y	For	For
				01. Election of Director: Paul C. Rivett	Management	Y	For	For
				01. Election of Director: Michael Rousseau	Management	Y	For	For
				01. Election of Director: David H. Wilkins	Management	Y	For	For
02. Ratification of Pricewaterhousecoopers LLP
				appointment.	Management	Y	For	For
03. Advisory vote on executive compensation
				(say-on-pay).	Management	Y	For	For
				04. Advisory vote on the frequency of say-on-pay.	Management	Y	1 Year	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:           /s/ Francis Chou
 Francis S.M. Chou, President and Principal Executive Officer

Date:        August 5, 2011